RELATED PARTY TRANSACTIONS (Details) - USD ($)														1 Months Ended												3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 18, 2015	Oct. 23, 2015	Oct. 19, 2015	May 11, 2015	Apr. 30, 2015	Mar. 23, 2015	Mar. 05, 2015	Sep. 12, 2014	Sep. 01, 2014	Feb. 28, 2014	Jan. 31, 2014	Jan. 09, 2013	Aug. 01, 2012	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Jan. 31, 2014	Mar. 31, 2016	Mar. 31, 2014	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current (in Dollars)															$ 12,716									$ 40,293					$ 12,716	$ 40,293
Stock Issued During Period, Shares, New Issues	200,000	66,667						4,000																	24,490	250,000			2,645,432	956,179
Class of Warrant or Rights, Granted	100,000	33,334		374,641				2,000																	12,246	143,000			3,728,479	2,396,732
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 300,000	$ 100,000						$ 10,000																	$ 60,000	$ 352,000			$ 4,759,798	$ 1,969,410
Proceeds from Related Party Debt (in Dollars)							$ 10,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures					150,000
Shares Issued, Price Per Share (in Dollars per share)					$ 2.90																$ 2.90			$ 2.50						$ 2.50
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)															$ 0									$ 56,667					$ 0	$ 56,667
Stock Issued During Period, Value, Other (in Dollars)																														$ 65,000
Conversion of Stock, Shares Issued														54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334	59,267
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					One half of the shares vested immediately; the second half vests on January 1, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																													1,800,000	3,478,498
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)															$ 2.09														$ 2.09
Due to Other Related Parties, Classified, Current (in Dollars)															$ 0									$ 11,250					$ 0	$ 11,250
Series C Preferred Stock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				450																								2,181
Class of Warrant or Rights, Granted				374,641						3,721,518		1,330,627
Conversion of Stock, Shares Issued						169,334									84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334						1,430,871
Conversion of Stock, Shares Converted						200								75	100	117	170	200	350	323	180	200	50	70					1,690
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Description of Transaction																											which resulted in Dr. Holzer agreeing to receive (i) a payment of $65,000, to be paid by us upon our closing of a capital raising transaction that results in proceeds to us of at least $5 million, and (ii) a future option grant to purchase 125,000 shares of our common stock, in exchange for acknowledging that no other payments are due by us to Dr. Holzer pursuant to the consulting agreement
Stock Issued During Period, Shares, Issued for Services									26,000
Stock Issued During Period, Shares, New Issues											24,490
Class of Warrant or Rights, Granted											12,246
Proceeds from Issuance or Sale of Equity (in Dollars)											$ 60,000
Extinguishment of Debt, Amount (in Dollars)																														$ 87,500
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																														34,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures (in Dollars)																														$ 85,000
Shares Issued, Price Per Share (in Dollars per share)																								$ 2.50						$ 2.50
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)																								$ 56,667						$ 56,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			100,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)			$ 1.56
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Oct. 19, 2025
Director [Member] | Settlement of Related Party Debt [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)																								$ 2.50						$ 2.50
Stock Issued During Period, Shares, Other																														26,000
Stock Issued During Period, Value, Other (in Dollars)																														$ 65,000
Director [Member] | Share-based Compensation Award, Tranche One [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Director [Member] | Share-based Compensation Award, Tranche Two [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Monthly Payments [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction (in Dollars)													$ 10,000
Initial Payment [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction (in Dollars)													$ 7,500
Shares Issued for Additional Year of Consulting Services [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									34,000